Cover	Jul. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56573
Entity Registrant Name	AI Unlimited Group, Inc.
Entity Central Index Key	0001932244
Entity Tax Identification Number	88-1455444
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	LEVEL 11
Entity Address, Address Line Two	9255 W. Sunset Blvd.
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	(800)
Local Phone Number	309-5983
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common, par value $0.0001
Trading Symbol	LVER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	LEVER GLOBAL CORPORATION